Consolidated Statements of Changes in Unitholders' Capital (USD $)	12 Months Ended			96 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Unitholders Capital	$ 15,157,053
Income (loss)	(974,951)	(1,767,503)	(4,484,399)
Unitholders' contributions				12,457,447
Unitholders' contributions (in Shares)				135,840
Unitholders Capital	10,486,576	15,157,053		10,486,576
Beneficial Owners -Trading Class A [Member] | Limited Partner [Member]
Unitholders Capital	13,569,363	21,106,894	32,497,392
Unitholders Capital (in Shares)	190,458	274,403	355,858
Income (loss)	(970,141)	(1,498,416)	(4,583,761)
Unitholders redemptions	(3,442,929)	(6,028,261)	(6,939,769)
Unitholders redemptions (in Shares)	(54,789)	(83,789)	(82,977)
Unitholders' contributions			137,436
Unitholders' contributions (in Shares)			1,574
Transfers from Class A to Class B		(10,854)	(4,404)
Transfers from Class A to Class B (in Shares)		(156)	(52)
Unitholders Capital	9,156,293	13,569,363	21,106,894	9,156,293
Unitholders Capital (in Shares)	135,669	190,458	274,403	135,669
Beneficial Owners - Trading Class B [Member] | Limited Partner [Member]
Unitholders Capital	359,349	675,323	1,231,294
Unitholders Capital (in Shares)	4,564	8,103	12,697
Income (loss)	(29,039)	(29,187)	(146,891)
Unitholders redemptions	(252,597)	(297,641)	(413,484)
Unitholders redemptions (in Shares)	(3,543)	(3,681)	(4,643)
Transfers from Class A to Class B		10,854	4,404
Transfers from Class A to Class B (in Shares)		142	49
Unitholders Capital	77,713	359,349	675,323	77,713
Unitholders Capital (in Shares)	1,021	4,564	8,103	1,021
Managing Owners - Trading Class A [Member] | General Partner [Member]
Unitholders Capital	38,117	41,153	48,857
Unitholders Capital (in Shares)	535	535	535
Income (loss)	(2,010)	(3,036)	(7,704)
Unitholders Capital	36,107	38,117	41,153	36,107
Unitholders Capital (in Shares)	535	535	535	535
Unitholders' Capital - Trading [Member]
Unitholders Capital	13,966,829	21,823,370	33,777,543
Unitholders Capital (in Shares)	195,557	283,041	369,090
Income (loss)	(1,001,190)	(1,530,639)	(4,738,356)
Unitholders redemptions	(3,695,526)	(6,325,902)	(7,353,253)
Unitholders redemptions (in Shares)	(58,332)	(87,470)	(87,620)
Unitholders' contributions			137,436
Unitholders' contributions (in Shares)			1,574
Transfers from Class A to Class B (in Shares)		(14)	(3)
Unitholders Capital	9,270,113	13,966,829	21,823,370	9,270,113
Unitholders Capital (in Shares)	137,225	195,557	283,041	137,225
Participating Owners - LLC Equity/Non-Trading [Member] | Limited Partner [Member]
Unitholders Capital	89,652	149,728	158,535
Unitholders Capital (in Shares)	171,234	237,663	306,807
Income (loss)	(592)	(22,145)	23,115
Unitholders redemptions	(27,256)	(37,931)	(31,922)
Unitholders redemptions (in Shares)	(55,737)	(66,429)	(69,144)
Unitholders Capital	61,804	89,652	149,728	61,804
Unitholders Capital (in Shares)	115,497	171,234	237,663	115,497
Nonparticipating Owners - LLC Equity/Non-Trading [Member] | Limited Partner [Member]
Unitholders Capital	1,100,572	1,277,360	1,016,129
Unitholders Capital (in Shares)	2,102,054	2,035,625	1,966,481
Income (loss)	26,831	(214,719)	230,842
Unitholders redemptions	27,256	37,931	31,922
Unitholders redemptions (in Shares)	55,737	66,429	69,144
Unitholders' contributions			(1,533)
Unitholders Capital	1,154,659	1,100,572	1,277,360	1,154,659
Unitholders Capital (in Shares)	2,157,791	2,102,054	2,035,625	2,157,791
Unitholders' Capital - LLC Equity/Non-Trading [Member]
Unitholders Capital	1,190,224	1,427,088	1,174,664
Unitholders Capital (in Shares)	2,273,288	2,273,288	2,273,288
Net asset value per unit at December 31, 2013 (in Dollars per share)	$ 0.52
Net change per unit (in Dollars per share)	$ 0.02
Net asset value per unit at December 31, 2014 (in Dollars per share)	$ 0.54	$ 0.52		$ 0.54
Income (loss)	26,239	(236,864)	253,957
Unitholders' contributions			(1,533)
Unitholders Capital	$ 1,216,463	$ 1,190,224	$ 1,427,088	$ 1,216,463
Unitholders Capital (in Shares)	2,273,288	2,273,288	2,273,288	2,273,288
Capital Unit, Class A [Member]
Net asset value per unit at December 31, 2013 (in Dollars per share)	$ 71.25
Net change per unit (in Dollars per share)	$ (3.76)
Net asset value per unit at December 31, 2014 (in Dollars per share)	$ 67.49			$ 67.49
Capital Unit, Class B [Member]
Net asset value per unit at December 31, 2013 (in Dollars per share)	$ 78.74
Net change per unit (in Dollars per share)	$ (2.63)
Net asset value per unit at December 31, 2014 (in Dollars per share)	$ 76.11			$ 76.11